Post- Employment Benefits - Summary of Amounts Recognized in Statement of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amounts recognized in the statement of financial position
Defined benefit obligation	$ (14,502)	$ (12,230)
Fair value of plan assets	10,955	9,131
Net liability	$ (3,547)	$ (3,099)